Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Options exercised (in shares)		0
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)	$ 786,170
Stock options
Number of options
Outstanding at beginning of the year (in shares)	169,972,936
Granted (in shares)	8,532,200	0
Forfeited (in shares)	(6,518,454)
Options exercised (in shares)	11,185,700
Outstanding at end of the year (in shares)	160,800,982	169,972,936
Exercisable on end of the year (in shares)	135,355,341
Vested or expected to vest (in shares)	160,800,982
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.05
Forfeited (in dollars per share)	0.12
Exercised (in dollars per share)	0.03
Outstanding at end of the year (in dollars per share)	0.05	$ 0.05
Exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	$ 0.05
Weighted average remaining contractual term
Outstanding at end of the year (in years)	4 years 10 months 28 days	5 years 7 months 24 days
Exercisable on end of the year (in years)	4 years 4 months 24 days
Vested or expected to vest (in years)	4 years 10 months 28 days
Aggregate intrinsic value
Outstanding at end of the year (in dollars)	$ 8,667,606	$ 19,699,547
Exercisable on end of the year (in dollars)	7,752,049
Vested or expected to vest (in dollars)	$ 8,667,606
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.02
Granted (in dollars per share)	0.09		$ 0.04
Forfeited (in dollars per share)	0.04
Exercised (in dollars per share)	0.02
Outstanding at end of the year (in dollars per share)	0.03	$ 0.02
Options exercisable (in dollars per share)	0.02
Vested or expected to vest (in dollars per share)	$ 0.03
Unrecognized compensation cost related to non-vested stock options	$ 1,294,097
Weighted-average recognition period for unrecognized compensation cost	2 years 1 month 13 days
Share-based compensation expense	$ 533,482	$ 779,582	$ 876,560
Restricted shares units
Number of options
Vested or expected to vest (in shares)	50,725,912
Weighted average exercise price
Vested or expected to vest (in dollars per share)	$ 0.20
Weighted average grant date fair value
Weighted-average recognition period for unrecognized compensation cost	2 years 11 months 27 days
Share-based compensation expense	$ 3,041,099	$ 1,566,975